Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment, Net
Property, Plant and Equipment, Net

11.Property, Plant and Equipment, Net

The analysis of the changes in property, plant and equipment is as follows:

	Buildings		Technical		Satellite		Furniture		Transportation		Computer		Leasehold		Construction in
	and Land		Equipment		Transponders		and Fixtures		Equipment		Equipment		Improvements		Progress		Total
Cost:
January 1, 2018	Ps.	14,433,129	Ps.	117,466,054	Ps.	10,301,713	Ps.	1,121,639	Ps.	2,830,108	Ps.	7,665,913	Ps.	2,747,307	Ps.	13,485,066	Ps.	170,050,929
Additions		42,118		12,171,500		—		50,689		104,310		506,628		33,034		5,800,212		18,708,491
Acquisition of Axtel		—		2,053,153		—		—		76,955		—		—		—		2,130,108
Retirements		(5,239)		(3,617,769)		—		(22,594)		(89,465)		(120,959)		(103)		(55,806)		(3,911,935)
Transfers to intangibles assets		—		—		—		—		—		—		—		(702,562)		(702,562)
Transfers and reclassifications		171,395		5,216,887		—		55,111		164,128		799,126		436,674		(6,843,321)		—
Effect of translation		(5,799)		(118,638)		—		(903)		(274)		(2,253)		(1,673)		(409)		(129,949)
December 31, 2018		14,635,604		133,171,187		10,301,713		1,203,942		3,085,762		8,848,455		3,215,239		11,683,180		186,145,082
Additions		25,132		11,152,691		—		55,434		74,684		199,749		37,213		7,563,381		19,108,284
Dismantling cost		—		797,176		—		—		—		—		—		—		797,176
Retirements and reclassifications to other accounts		(266,687)		(2,332,091)		—		(163,756)		(199,494)		(965,029)		(36,943)		(1,967,705)		(5,931,705)
Transfers to right-of-use assets		—		(1,896,682)		(4,275,619)		—		—		—		—		—		(6,172,301)
Transfers to intangibles assets		—		—		—		—		—		—		—		(1,487,056)		(1,487,056)
Transfers and reclassifications		94,791		1,188,429		—		64,380		39,724		470,161		220,219		(2,077,704)		—
Effect of translation		20,366		(114,068)		—		(1,255)		(354)		(5,071)		(1,354)		272		(101,464)
December 31, 2019	Ps.	14,509,206	Ps.	141,966,642	Ps.	6,026,094	Ps.	1,158,745	Ps.	3,000,322	Ps.	8,548,265	Ps.	3,434,374	Ps.	13,714,368	Ps.	192,358,016

Depreciation:
January 1, 2018	Ps.	(4,694,867)	Ps.	(66,035,021)	Ps.	(4,620,294)	Ps.	(558,497)	Ps.	(1,473,149)	Ps.	(5,206,124)	Ps.	(1,743,167)	Ps.	—	Ps.	(84,331,119)
Depreciation of the year		(272,593)		(14,593,244)		(567,455)		(110,137)		(281,662)		(1,074,707)		(334,745)		—		(17,234,543)
Retirements		27,005		2,440,505		—		19,525		77,621		112,719		103		—		2,677,478
Reclassifications		—		19		—		—		26,270		(26,289)		—		—		—
Effect of translation		1,259		79,463		—		845		252		2,152		1,661		—		85,632
December 31, 2018		(4,939,196)		(78,108,278)		(5,187,749)		(648,264)		(1,650,668)		(6,192,249)		(2,076,148)		—		(98,802,552)
Depreciation of the year		(239,066)		(15,272,635)		(282,414)		(114,382)		(309,376)		(956,985)		(262,942)		—		(17,437,800)
Retirements		102,538		2,955,945		—		157,477		153,235		941,061		27,925		—		4,338,181
Transfers to right-of-use assets		—		987,924		1,781,508		—		—		—		—		—		2,769,432
Reclassifications		—		27,103		—		—		1,481		(28,584)		—		—		—
Effect of translation		3,648		92,902		—		1,210		324		4,534		1,337		—		103,955
December 31, 2019	Ps.	(5,072,076)	Ps.	(89,317,039)	Ps.	(3,688,655)	Ps.	(603,959)	Ps.	(1,805,004)	Ps.	(6,232,223)	Ps.	(2,309,828)	Ps.	—	Ps.	(109,028,784)

Carrying value:
At January 1, 2018	Ps.	9,738,262	Ps.	51,431,033	Ps.	5,681,419	Ps.	563,142	Ps.	1,356,959	Ps.	2,459,789	Ps.	1,004,140	Ps.	13,485,066	Ps.	85,719,810
At December 31, 2018	Ps.	9,696,408	Ps.	55,062,909	Ps.	5,113,964	Ps.	555,678	Ps.	1,435,094	Ps.	2,656,206	Ps.	1,139,091	Ps.	11,683,180	Ps.	87,342,530
At December 31, 2019	Ps.	9,437,130	Ps.	52,649,603	Ps.	2,337,439	Ps.	554,786	Ps.	1,195,318	Ps.	2,316,042	Ps.	1,124,546	Ps.	13,714,368	Ps.	83,329,232

Depreciation charges are presented in Note 21.

Property, plant and equipment include the following technical equipment leased to subscribers in the Cable and Sky segments as of December 31:

	2019		2018
Subscriber leased set-top equipment	Ps.	34,923,489	Ps.	31,021,716
Accumulated depreciation		(22,269,138)		(18,130,189)
	Ps.	12,654,351	Ps.	12,891,527